Personnel expenses - Plan assets (Details) - Plan assets - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of net defined benefit liability (asset) [line items]
Total	SEK (223)	SEK (216)	SEK (202)	SEK (201)
Domestic equity investments
Disclosure of net defined benefit liability (asset) [line items]
Total	(4)	(4)	(4)
Foreign equity investments
Disclosure of net defined benefit liability (asset) [line items]
Total	(16)	(4)	(12)
Domestic government bonds
Disclosure of net defined benefit liability (asset) [line items]
Total	(63)	(69)	(63)
Domestic corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Total	(40)	(69)	(63)
Mortgage bonds
Disclosure of net defined benefit liability (asset) [line items]
Total	(76)	(52)	(48)
Properties
Disclosure of net defined benefit liability (asset) [line items]
Total	SEK (24)	SEK (18)	SEK (12)